                                 EMERALD FUNDS

                           EMERALD EQUITY VALUE FUND
                       EMERALD SMALL CAPITALIZATION FUND
                      EMERALD SHORT-TERM FIXED INCOME FUND
                           EMERALD MANAGED BOND FUND

                                 RETAIL SHARES

                         SUPPLEMENT DATED MAY 30, 1997
                     TO THE PROSPECTUS DATED APRIL 1, 1997

EQUITY VALUE, SMALL CAPITALIZATION AND SHORT-TERM FIXED INCOME FUNDS -- ADDITIONAL PORTFOLIO MANAGEMENT INFORMATION.

    Don W. Bryant, C.F.A., has assumed co-responsibility with Martin E. LaPrade, C.F.A., for the day-to-day management of the Equity Value Fund. For information regarding Mr. Bryant's past business experience, see "The Business of the Funds -- Fund Management" in the Prospectus.

    Martin E. LaPrade, C.F.A., has assumed co-responsibility with Dean McQuiddy, C.F.A., for the day-to-day management of the Small Capitalization Fund. For information regarding Mr. LaPrade's past business experience, see "The Business of the Funds -- Fund Management" in the Prospectus.

    David Furfine has assumed co-responsibility with Jeffrey A. Greenert for the day-to-day management of the Short-Term Fixed Income Fund. Mr. Furfine joined the Adviser in 1996 from Barnett Mortgage Company. Prior to joining Barnett Mortgage Company in 1995, Mr. Furfine managed the hedging and trading desk for Prudential Home Mortgage. He received his BS in Economics from the Wharton School at the University of Pennsylvania. Mr. Furfine has 13 years of investment experience.

MANAGED BOND FUND -- PORTFOLIO MATURITY.

    The description of the Managed Bond Fund in the Prospectus is modified to provide that there are no minimum or maximum limitations regarding the dollar-weighted average portfolio maturity of the Managed Bond Fund. The Fund's average portfolio maturity will change from time to time, and may be longer or shorter than ten years in light of Barnett's views of prevailing market and economic conditions.

                                 EMERALD FUNDS

                           EMERALD EQUITY VALUE FUND
                       EMERALD SMALL CAPITALIZATION FUND
                      EMERALD SHORT-TERM FIXED INCOME FUND
                           EMERALD MANAGED BOND FUND

           INSTITUTIONAL SHARES FOR BARNETT PRIVATE CLIENT CUSTOMERS

                         SUPPLEMENT DATED MAY 30, 1997
                     TO THE PROSPECTUS DATED APRIL 1, 1997

EQUITY VALUE, SMALL CAPITALIZATION AND SHORT-TERM FIXED INCOME FUNDS -- ADDITIONAL PORTFOLIO MANAGEMENT INFORMATION.

    Don W. Bryant, C.F.A., has assumed co-responsibility with Martin E. LaPrade, C.F.A., for the day-to-day management of the Equity Value Fund. For information regarding Mr. Bryant's past business experience, see "The Business of the Funds -- Fund Management" in the Prospectus.

    Martin E. LaPrade, C.F.A., has assumed co-responsibility with Dean McQuiddy, C.F.A., for the day-to-day management of the Small Capitalization Fund. For information regarding Mr. LaPrade's past business experience, see "The Business of the Funds -- Fund Management" in the Prospectus.

    David Furfine has assumed co-responsibility with Jeffrey A. Greenert for the day-to-day management of the Short-Term Fixed Income Fund. Mr. Furfine joined the Adviser in 1996 from Barnett Mortgage Company. Prior to joining Barnett Mortgage Company in 1995, Mr. Furfine managed the hedging and trading desk for Prudential Home Mortgage. He received his BS in Economics from the Wharton School at the University of Pennsylvania. Mr. Furfine has 13 years of investment experience.

MANAGED BOND FUND -- PORTFOLIO MATURITY.

    The description of the Managed Bond Fund in the Prospectus is modified to provide that there are no minimum or maximum limitations regarding the dollar-weighted average portfolio maturity of the Managed Bond Fund. The Fund's average portfolio maturity will change from time to time, and may be longer or shorter than ten years in light of Barnett's views of prevailing market and economic conditions.

                                 EMERALD FUNDS

                           EMERALD EQUITY VALUE FUND
                       EMERALD SMALL CAPITALIZATION FUND
                      EMERALD SHORT-TERM FIXED INCOME FUND
                           EMERALD MANAGED BOND FUND

              INSTITUTIONAL SHARES FOR QUALIFIED RETIREMENT PLANS

                         SUPPLEMENT DATED MAY 30, 1997
                     TO THE PROSPECTUS DATED APRIL 1, 1997

EQUITY VALUE, SMALL CAPITALIZATION AND SHORT-TERM FIXED INCOME FUNDS -- ADDITIONAL PORTFOLIO MANAGEMENT INFORMATION.

    Don W. Bryant, C.F.A., has assumed co-responsibility with Martin E. LaPrade, C.F.A., for the day-to-day management of the Equity Value Fund. For information regarding Mr. Bryant's past business experience, see "The Business of the Funds -- Fund Management" in the Prospectus.

    Martin E. LaPrade, C.F.A., has assumed co-responsibility with Dean McQuiddy, C.F.A., for the day-to-day management of the Small Capitalization Fund. For information regarding Mr. LaPrade's past business experience, see "The Business of the Funds -- Fund Management" in the Prospectus.

    David Furfine has assumed co-responsibility with Jeffrey A. Greenert for the day-to-day management of the Short-Term Fixed Income Fund. Mr. Furfine joined the Adviser in 1996 from Barnett Mortgage Company. Prior to joining Barnett Mortgage Company in 1995, Mr. Furfine managed the hedging and trading desk for Prudential Home Mortgage. He received his BS in Economics from the Wharton School at the University of Pennsylvania. Mr. Furfine has 13 years of investment experience.

MANAGED BOND FUND -- PORTFOLIO MATURITY.

    The description of the Managed Bond Fund in the Prospectus is modified to provide that there are no minimum or maximum limitations regarding the dollar-weighted average portfolio maturity of the Managed Bond Fund. The Fund's average portfolio maturity will change from time to time, and may be longer or shorter than ten years in light of Barnett's views of prevailing market and economic conditions.

                                 EMERALD FUNDS

                       EMERALD SMALL CAPITALIZATION FUND
                           EMERALD MANAGED BOND FUND

                              INSTITUTIONAL SHARES
               FOR BARNETT EMPLOYEE SAVINGS & THRIFT (BEST) PLAN

                         SUPPLEMENT DATED MAY 30, 1997
                     TO THE PROSPECTUS DATED APRIL 1, 1997

SMALL CAPITALIZATION FUND -- ADDITIONAL PORTFOLIO MANAGEMENT INFORMATION.

    Martin E. LaPrade, C.F.A., has assumed co-responsibility with Dean McQuiddy, C.F.A., for the day-to-day management of the Small Capitalization Fund. For information regarding Mr. LaPrade's past business experience, see "The Business of the Funds -- Fund Management" in the Prospectus.

MANAGED BOND FUND -- PORTFOLIO MATURITY.

    The description of the Managed Bond Fund in the Prospectus is modified to provide that there are no minimum or maximum limitations regarding the dollar-weighted average portfolio maturity of the Managed Bond Fund. The Fund's average portfolio maturity will change from time to time, and may be longer or shorter than ten years in light of Barnett's views of prevailing market and economic conditions.